EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.7%
	AUSTRALIA — 6.1%
120,000	Newcrest Mining Ltd.	$3,016,075
805,000	Telstra Corp. Ltd.	1,926,663
		4,942,738
	BRAZIL — 1.5%
450,656	Ambev S.A. - ADR	1,207,758
	CANADA — 25.1%
49,500	Bank of Nova Scotia	2,032,844
168,800	Barrick Gold Corp.	4,880,008
509,900	Kinross Gold Corp. *	4,777,763
50,400	Nutrien Ltd.	1,642,536
1,066,708	Yamana Gold, Inc.	6,944,269
		20,277,420
	CHINA — 4.1%
9,700	Baidu, Inc. - ADR *	1,158,180
31,500	Tencent Holdings Ltd. - ADR	2,157,435
		3,315,615
	DENMARK — 1.6%
19,550	Novo Nordisk A/S - ADR	1,277,202
	FINLAND — 1.0%
33,000	Nokian Renkaat Oyj	791,471
	FRANCE — 5.0%
34,100	Societe BIC S.A.	2,014,507
30,000	Sodexo S.A.	2,059,607
		4,074,114
	GERMANY — 6.3%
20,000	BASF S.E.	1,102,839
30,000	Bayer A.G.	1,987,513
45,000	Daimler A.G.	1,982,566
		5,072,918
	HONG KONG — 1.9%
223,500	China Mobile Ltd.	1,531,276
	NETHERLANDS — 2.0%
22,000	Aalberts N.V.	782,401

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
58,332	Royal Dutch Shell PLC - A Shares	$871,853
		1,654,254
	NEW ZEALAND — 0.0%
304,920	SKY Network Television Ltd. *	26,087
	NORWAY — 1.3%
69,870	Equinor A.S.A.	1,030,943
	SINGAPORE — 1.9%
842,700	Singapore Telecommunications Ltd.	1,529,372
	SWEDEN — 3.7%
32,000	Alfa Laval A.B. *	754,781
295,100	Betsson A.B. *	2,211,494
		2,966,275
	SWITZERLAND — 1.7%
17,280	Novartis A.G. - ADR	1,419,379
	UNITED KINGDOM — 12.1%
65,000	BP PLC - ADR	1,432,600
81,814	British American Tobacco PLC - ADR	2,744,860
49,700	GlaxoSmithKline PLC - ADR	2,003,904
33,003	Unilever N.V.	1,948,167
1,123,470	Vodafone Group PLC	1,699,544
		9,829,075
	UNITED STATES — 13.4%
119,186	Newmont Corp.	8,247,671
33,645	Philip Morris International, Inc.	2,584,273
		10,831,944
	TOTAL COMMON STOCKS
	(Cost $63,336,791)	71,777,841

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 10.9%
$8,791,768	UMB Money Market Fiduciary, 0.010% [1]	$8,791,768
	Total Short-Term Investments
	(Cost $8,791,768)	8,791,768
	TOTAL INVESTMENTS — 99.6%
	(Cost $72,128,559)	80,569,609
	Other Assets in Excess of Liabilities — 0.4%	325,354
	TOTAL NET ASSETS — 100.0%	$80,894,963

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.